Note 12 - Government Grants (Details Textual) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Statement Line Items [Line Items]
Government grants	$ 119,638		$ 118,322
Current grants receivables	$ 110,000		$ 132,556
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Minimum threshold for the revenue of a period of three years for a grant liability to occur	15.00%